Supplementary Oil and Gas Information - (Unaudited) - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 bbl	Dec. 31, 2023 Well Wells
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Discounted future net cash flows, annual discount factor		10.00%
Peace River Willesden Green Pembina Cardium and Viking Areas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Number of wells brought on production, net | Well		60.3
Number of wells brought on production, gross | Wells		70
Number of wells drilled, gross | Wells		77
Number of wells drilled, net | Well		65.1
Decrease in oil price due to concern over growth of global economy | bbl	70